SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Jun. 30, 2011
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

a) Basis of Presentation

These consolidated financial statements have been prepared by management in accordance with Canadian generally accepted accounting principles (“GAAP”). Material measurement and disclosure differences between Canadian GAAP and United States GAAP are disclosed in note 13.

These consolidated financial statements include the accounts of Kimber, and its wholly owned Mexican subsidiaries, Minera Monterde, S. de R.L de C.V., Minera Pericones, S.A. de C.V. and Kimber Resources de Mexico, S.A. de C.V. Intercompany balances and transactions are eliminated on consolidation.

Variable Interest Entities (“VIEs”), which include, but are not limited to, special purpose entities, trusts, partnerships, and other legal structures, as defined by the Accounting Standards Board in Accounting Guideline “Consolidation of Variable Interest Entities ” (“AcG 15”), are entities in which equity investors do not have the characteristics of a “controlling financial interest” or there is not sufficient equity at risk for the entity to finance its activities without additional subordinated financial support. VIEs are subject to consolidation by the primary beneficiary who will absorb the majority of the entities’ expected losses and/or expected residual returns. Kimber has not identified any VIEs in which Kimber has an interest at June 30, 2011.

b) Measurement Uncertainties

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements, and the reported amounts of expenses incurred during the reporting period. Significant areas requiring the use of management estimates relate to the determination of environmental obligations, stock-based compensation, impairment of unproven mineral right interests and amortization. Actual results could differ from those estimates.

c) Cash Equivalents

Canadian and U.S. Government Treasury bills maturing within 90 days of the original date of acquisition are considered to be cash equivalents.

d) Equipment

Equipment is carried at cost less accumulated amortization. Amortization is provided over the estimated useful life of the equipment using the declining balance method at an annual rate of 20% for office fixtures and equipment, 30% for computer equipment, 25% for camp vehicles, 100% for computer software, and 10% for camp and equipment.

Equipment is assessed for impairment when events and circumstances warrant. The carrying value of equipment is impaired when the carrying amount exceeds the fair value. In that event, the amount by which the carrying value of impaired equipment exceeds its discounted estimated future cash flows is charged to results from operations.

e) Unproven Mineral Right Interests

Mineral right acquisition costs, exploration and direct field costs are deferred until the rights to which they relate are placed into production, at which time these deferred costs will be amortized over the estimated useful life of the rights upon commissioning the property, or written-off if the rights are disposed of, impaired or abandoned. Management reviews the carrying amounts of mineral rights on a periodic basis and will recognize impairment based upon current exploration results and upon assessment of the probability of profitable exploitation of the rights. Management’s assessment of the mineral right’s fair value is also based upon a review of other mineral right transactions that have occurred in the same geographic area as that of the rights under review. Administration costs and other exploration costs that do not relate to a specific mineral right are expensed as incurred.

Costs include the cash consideration and the fair value of shares issued on the acquisition of mineral rights. Other acquisition costs include on-going tax and other payments for the maintenance of the concessions. Rights acquired under option or joint venture agreements, whereby payments are made at the sole discretion of Kimber, are recorded in the accounts when the payments are made. Proceeds from property option payments received by Kimber are netted against the deferred costs of the related mineral rights, with any excess being included in operations. No option payments were received during the years ended June 30, 2011 and 2010.

f) Translation of Foreign Currencies

Kimber’s functional and reporting currency is the Canadian dollar. Kimber’s wholly owned Mexican subsidiaries are integrated foreign operations and are translated into Canadian dollars using the temporal method. For Kimber and its subsidiaries, Kimber translates monetary items at the rate of exchange in effect at the balance sheet date. Non-monetary items are translated at average rates in effect during the period in which they were acquired. Expenses are translated at average rates in effect during the period except for amortization, which is translated using historical rates. Gains and losses resulting from the fluctuations in foreign exchange rates are included in results from operations.

g) Loss Per Share

Basic loss per share is computed based upon the weighted average number of common shares outstanding during the year. Diluted earnings per share is disclosed when the exercise or issuance of securities such as stock options and warrants would have a dilutive effect on loss per share. Kimber has a loss per share and accordingly basic and diluted loss per share are the same. All outstanding options and warrants were anti-dilutive at June 30, 2011.

h) Stock-Based Compensation

Stock-based compensation is measured on the grant date at fair value as determined by the Black-Scholes option pricing model using inputs and estimates including volatility of the trading price of Kimber’s stock, the expected lives of awards, the fair value of Kimber’s stock and the risk-free interest rate. The estimated fair values of awards of stock-based compensation are charged to expenses over the applicable vesting period, with corresponding credits recognized as contributed surplus.

i) Valuation of Warrants

Kimber allocates a value, based on relative fair value, to warrants issued which is recorded in contributed surplus. Warrants issued in conjunction with equity are valued on a relative fair value basis using the Black-Scholes option pricing model.

j) Income Taxes

Kimber uses the liability method of accounting for income taxes. Future income tax assets and liabilities are recognized for the income tax consequences attributable to differences between their carrying amounts in the financial statements and their tax bases and tax loss carryforwards. Future income tax assets and liabilities are measured using substantively enacted income tax rates expected to be in effect when the temporary differences are likely to be reversed or settled. The effect of a change in income tax rates on future income tax assets and liabilities is recognized in income in the period that the change occurs. Future income tax assets are recognized to the extent that they are considered more likely than not to be realized. Kimber has taken a full valuation allowance against all of its potential future income tax assets.

k) Asset Retirement Obligations

Asset retirement obligations are legal obligations associated with the retirement of a long-lived asset that results from the acquisition, development or operation of that long-lived asset. The asset retirement obligation is recorded as a liability with a corresponding increase to the carrying amount of the related long-lived asset. Subsequently, the asset retirement cost is allocated to expenses using a systematic and rational method and is adjusted to reflect period-to-period changes in the liability resulting from the passage of time and revisions to either timing or the amount of the original estimate of the undiscounted cash flow. As at June 30, 2011 and 2010, Kimber did not have any material asset retirement obligations.

l) Financial Instruments

Kimber’s financial instruments consist of cash and cash equivalents, amounts receivable, accounts payable and accrued liabilities. Transaction costs associated with held-for-trading financial instruments are expensed as incurred, while transaction costs associated with all other financial instruments are included in the initial carrying amount of the instrument.

m) Adoption of New Accounting Standards

Effective July 1, 2010, Kimber adopted the following new accounting standard issued by the Canadian Institute of Chartered Accountants (“CICA”) Handbook,

i) CICA Handbook Section 1582, “Business Combinations ”, Section 1601, “Consolidated Financial Statements ”, and Section 1602, “Non Controlling Interests ”.

In January 2009, the CICA issued Section 1582, “Business Combinations ”, Section 1601, “Consolidated Financial Statements ”, and Section 1602, “Non Controlling Interests ” to replace Section 1581 and Section 1600. These sections shall be applied prospectively to business combinations on or after the beginning of the first annual reporting period beginning after January 1, 2011 with earlier application permitted. Effective July 1, 2010, Kimber has adopted the new handbook sections, which establish updated standards on the recognition, measurement criteria and presentation for acquisitions, the accounting for assets and liabilities assumed and non-controlling interests. The impact of implementation of these standards did not have a material impact on Kimber’s consolidated financial statements.

n) Recent accounting pronouncements

i) International Financial Reporting Standards (IFRS)

In February 2008, the Canadian Accounting Standards Board confirmed that publicly accountable enterprises will be required to adopt IFRS for fiscal years beginning on or after January 1, 2011, with earlier adoption permitted. Accordingly, the conversion to IFRS will be applicable to Kimber’s reporting effective July 1, 2011, with restatement of comparative information presented. The conversion to IFRS will impact Kimber’s accounting policies, internal control over financial reporting, and disclosure controls and procedures.